Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss	12 Months Ended
Mar. 31, 2024
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Net Income From Financial Assets And Liabilities At Fair Value Through Profit Or Loss
30	NET INCOME FROM FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Net income from financial assets and liabilities at fair value through profit or loss for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022

	(In millions)
Net income from financial assets mandatorily at fair value through profit or loss:
Net income from debt instruments	¥328,657	¥115,291	¥156,792
Net income from equity instruments	6,062	1,439	5,025
Net income (loss) from financial liabilities designated at fair value through profit or loss	(11,502)	56,581	38,432

Total net income from financial assets and liabilities at fair value through profit or loss	¥323,217	¥173,311	¥200,249